RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 004 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held by the Master Trust (in shares)	1,354,788	1,171,811
Shares purchased (in shares)	496,600	283,900
Shares purchased	$ 1.9	$ 1.5
Shares sold (in shares)	313,623	338,160
Selling price	$ 2.7	$ 1.9